UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21549
                                                     ---------

                          ENERGY INCOME AND GROWTH FUND
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)


                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
             ------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                      Date of fiscal year end: NOVEMBER 30
                                               -----------

                   Date of reporting period: FEBRUARY 29, 2008
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (a)
FEBRUARY 29, 2008 (UNAUDITED)

   SHARES                        DESCRIPTION                         VALUE
------------   -----------------------------------------------   --------------

MASTER LIMITED PARTNERSHIPS - 135.9%

               OIL, GAS & CONSUMABLE FUELS - 135.9%
     253,352   BreitBurn Energy Partners, L.P. (b) (c) .......   $    5,037,930
      95,000   Buckeye Partners, L.P. ........................        4,662,600
     465,471   Clearwater Natural Resources, L.P. (b) (c) ....        4,189,239
     238,050   Copano Energy, LLC ............................        8,676,923
     396,975   Crosstex Energy, L.P. .........................       12,548,380
      86,705   DCP Midstream Partners, L.P. ..................        3,143,923
       9,073   Duncan Energy Partners, L.P. ..................          191,531
      80,153   El Paso Pipeline Partners, L.P. ...............        1,878,786
     186,747   Enbridge Energy Partners, L.P. ................        9,333,615
      82,100   Encore Energy Partners, L.P. ..................        1,632,969
     335,370   Energy Transfer Partners, L.P. ................       16,070,930
     255,803   Enterprise GP Holdings, L.P. ..................        8,037,330
     591,138   Enterprise Product Partners, L.P. .............       18,307,544
      88,709   EV Energy Partner, L.P. .......................        2,504,255
      56,293   Global Partners, L.P. .........................        1,537,925
      73,100   Hiland Partners, L.P. .........................        3,705,439
     250,000   Holly Energy Partners, L.P. ...................       10,270,000
     147,836   Inergy Holdings, L.P. .........................        6,534,351
     138,864   Inergy, L.P. ..................................        4,056,217
     287,871   Kinder Morgan Energy Partners, L.P. ...........       16,541,068
     213,627   Linn Energy, LLC ..............................        4,870,696
     223,239   Magellan Midstream Holdings, L.P. .............        5,741,707
     437,756   Magellan Midstream Partners, L.P. .............       18,959,212
     120,719   MarkWest Energy Partners, L.P. ................        4,164,806
     198,788   Natural Resource Partners, L.P. ...............        6,377,119
     170,126   NuStar Energy, L.P. ...........................        9,086,430
      97,630   ONEOK Partners, L.P. ..........................        6,055,989
     299,516   Plains All American Pipeline, L.P .............       14,301,889
      66,500   Quest Energy Partners, L.P. ...................        1,030,085
      27,600   Regency Energy Partners, L.P. .................          818,616
      15,000   Sunoco Logistics Partners, L.P. ...............          802,500
      14,565   Teekay LNG Partners, L.P. .....................          437,678
      35,000   TEPPCO Partners, L.P. .........................        1,321,600
      63,714   U.S. Shipping Partners, L.P. ..................          715,508
     141,200   Williams Partners, L.P. .......................        5,242,756
     125,000   Williams Pipeline Partners, L.P. (d) ..........        2,475,000
                                                                 --------------

               TOTAL MASTER LIMITED PARTNERSHIPS .............      221,262,546
               (Cost $149,827,376)                               --------------

CANADIAN INCOME TRUSTS - 5.2%

               OIL, GAS & CONSUMABLE FUELS - 2.2%
      50,000   AltaGas Income Trust ..........................        1,281,687
      81,800   Keyera Facilities Income Fund .................        1,579,070
      40,000   Pembina Pipeline Income Fund ..................          689,662
                                                                 --------------
                                                                      3,550,419
                                                                 --------------
               COMMERCIAL SERVICES & SUPPLIES - 1.6%
     145,000   Newalta Income Fund ...........................        2,670,917
                                                                 --------------


                See Notes to Quarterly Portfolio of Investments           Page 1

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

   SHARES                        DESCRIPTION                         VALUE
------------   -----------------------------------------------   --------------

CANADIAN INCOME TRUSTS - (CONTINUED)

               ENERGY EQUIPMENT & SERVICES - 1.4%
     105,000   Mullen Group Income Fund ......................   $    1,838,100
      41,600   Phoenix Technology Income Fund ................          422,657
                                                                 --------------
                                                                      2,260,757
                                                                 --------------

               TOTAL CANADIAN INCOME TRUSTS ..................        8,482,093
               (Cost $7,996,324)                                 --------------

COMMON STOCKS - 24.9%

               OIL, GAS & CONSUMABLE FUELS - 16.6%
     122,228   Enbridge Energy Management, LLC (e) ...........        6,392,544
     113,000   Enbridge, Inc. (f) ............................        4,655,600
      41,348   Kinder Morgan Management, LLC (e) .............        2,253,904
     354,100   Spectra Energy Corp. (f) ......................        8,183,251
     155,300   Williams Companies, Inc. (f) ..................        5,593,906
                                                                 --------------
                                                                     27,079,205
                                                                 --------------
               GAS UTILITIES - 7.4%
     178,000   ONEOK, Inc. (f) ...............................        8,289,460
     150,000   UGI Corp. (f) .................................        3,841,500
                                                                 --------------
                                                                     12,130,960
                                                                 --------------
               TRANSPORTATION INFRASTRUCTURE - 0.5%
      23,211   Macquarie Infrastructure Company, LLC .........          777,801
                                                                 --------------
               CAPITAL MARKETS - 0.4%
      36,100   NGP Capital Resources Co. .....................          588,791
                                                                 --------------

               TOTAL COMMON STOCKS ...........................       40,576,757
               (Cost $38,619,340)                                --------------

RIGHTS - 0.0%

               OIL, GAS & CONSUMABLE FUELS - 0.0%
          17   Clearwater Natural Resources, L.P. -
                  Rights (b) (c) (d) .........................                0
                                                                 --------------

               TOTAL RIGHTS. .................................                0
               (Cost $0)                                         --------------

WARRANTS - 0.1%

               OIL, GAS & CONSUMABLE FUELS - 0.1%
      48,956   Abraxas Petroleum Corp. - Warrants,
               Expiration 05/25/12 (b) (d) ...................          101,907
                                                                 --------------

               TOTAL WARRANTS ................................          101,907
               (Cost $0)                                         --------------

               TOTAL INVESTMENTS - 166.1% ....................      270,423,303
               (Cost $196,443,040) (g)

               CALL OPTIONS WRITTEN - (0.9)% .................       (1,385,538)
               (Premiums received $1,474,827)


Page 2          See Notes to Quarterly Portfolio of Investments

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

                                 DESCRIPTION                         VALUE
               ------------------------------------------------  --------------
               NET OTHER ASSETS AND LIABILITIES - (19.6)% ....   $  (31,950,753)
               LOAN OUTSTANDING - (9.4)% .....................      (15,250,000)
               SERIES A ENERGY NOTES PAYABLE - (20.9)% .......      (34,000,000)
               SERIES B ENERGY NOTES PAYABLE - (15.3)% .......      (25,000,000)
                                                                 --------------
               NET ASSETS - 100.0% ...........................   $  162,837,012
                                                                 ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees.

(c) This Security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. (See Note 1D).

(d)  Non-income producing security.

(e)  Non-income producing security which pays regular in-kind distributions.

(f) Call options were written on all or a portion of this Common Stock position; the underlying Common Stock is pledged as collateral for the call options.

(g) Aggregate cost for federal income tax purposes and financial reporting purposes.

 NUMBER OF
 CONTRACTS                       DESCRIPTION                         VALUE
------------   -----------------------------------------------   --------------
CALL OPTIONS WRITTEN - (0.9%)

                 Enbridge, Inc. Calls
         130   @ 35 due Apr 08 ...............................   $      (80,600)
          10   @ 40 due Apr 08 ...............................           (2,050)
         345   @ 45 due Apr 08 ...............................           (7,763)
         380   @ 40 due Jul 08 ...............................         (110,200)
         230   @ 45 due Jul 08 ...............................          (18,400)
          35   @ 45 due Oct 08 ...............................           (5,425)
                                                                 --------------
                                                                       (224,438)
                                                                 --------------
                 ONEOK, Inc. Calls
         500   @ 45 due Apr 08 ...............................         (131,250)
         600   @ 45 due Jul 08 ...............................         (225,000)
         300   @ 50 due Jul 08 ...............................          (48,750)
         380   @ 50 due Oct 08 ...............................          (84,850)
                                                                 --------------
                                                                       (489,850)
                                                                 --------------
                 Spectra Energy Corp. Calls
       2,275   @ 25 due Jun 08 ...............................         (159,250)
         225   @ 30 due Jun 08 ...............................           (2,250)
         450   @ 25 due Sep 08 ...............................          (38,250)
                                                                 --------------
                                                                       (199,750)
                                                                 --------------
                 UGI Corp. Call
         600   @ 25 due Apr 08 ...............................          (72,000)
                                                                 --------------

                 Williams Companies, Inc. Calls
         400   @ 35 due May 08 ...............................         (112,000)
       1,150   @ 37.50 due Aug 08 ............................         (287,500)
                                                                 --------------
                                                                       (399,500)
                                                                 --------------
               TOTAL CALL OPTIONS WRITTEN ....................   $   (1,385,538)
               (Premiums received $1,474,827)                    ==============


                See Notes to Quarterly Portfolio of Investments           Page 3

ENERGY INCOME AND GROWTH FUND
PORTFOLIO COMPONENTS (a)
FEBRUARY 29, 2008 (UNAUDITED)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Midstream Gas                                55.0%
Midstream Oil                                34.6%
Coal                                          3.9%
Oil & Gas                                     3.9%
Oil & Gas Services                            1.8%
Petroleum Products                            0.3%
Marine Transport                              0.3%
BDC Investment Company Energy Related         0.2%

(a) Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.


Page 4          See Notes to Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                         FEBRUARY 29, 2008 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of Energy Income and Growth Fund (the "Fund") is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, no less frequently than weekly on Friday of each week. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all Fund liabilities (including accrued expenses, dividends payable, current and deferred income taxes and any borrowings of the
Fund) by the total Common Shares outstanding. The Fund will rely to some extent on information provided by the master limited partnerships ("MLPs"), which is not necessarily timely, to estimate taxable income allocable to the MLP units held in the Fund's portfolio and to estimate the associated deferred tax liability. From time to time, the Fund will modify its estimates and/or assumptions regarding its deferred tax liability as new information becomes available. To the extent the Fund modifies its estimates and/or assumptions, the NAV of the Fund would likely fluctuate.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using marketing information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Act of 1940, as amended (the "1940 Act").

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of December 1, 2007, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     o    Level 1 - quoted prices in active markets for identical securities

     o    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of February 29, 2008 is as follows:

VALUATION INPUTS                                  INVESTMENTS IN SECURITIES   OTHER FINANCIAL INSTRUMENTS (a)
------------------------------------------------  -------------------------   -------------------------------
Level 1 - Quoted Prices - Investments ..........        $261,094,227                      $ --
Level 1 - Quoted Prices - Written Options ......          (1,385,538)                       --
Level 2 - Other Significant Observable Inputs ..           5,139,837                        --
Level 3 - Significant Unobservable Inputs ......           4,189,239                        --
                                                        ------------                      ----
TOTAL ..........................................        $269,037,765                      $ --
                                                        ============                      ====

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the instruments. As of February 29, 2008 the Fund does not have any derivative instruments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                          FEBRUARY 29, 2008 (UNAUDITED)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                                       INVESTMENTS IN   OTHER FINANCIAL
                                                         SECURITIES       INSTRUMENTS
----------------------------------------------------   --------------   ---------------
BALANCE AS OF 11/30/07 .............................   $    6,516,594        $ --
Accrued discounts/premiums .........................               --          --
Realized gain (loss) ...............................               --          --
Change in unrealized appreciation (depreciation) ...       (2,327,355)         --
Net purchases (sales) ..............................               --          --
Transfers in and/or out of Level 3 .................               --          --
                                                       --------------        ----
BALANCE AS OF 2/29/08 ..............................   $    4,189,239        $ --
                                                       ==============        ====

B. OPTION CONTRACTS:

COVERED OPTIONS. The Fund may write (sells) covered call or put options ("options") on all or portion of the common stock of energy companies held in the Fund's portfolio as determined to be appropriate by Energy Income Partners LLC (the "Sub-Advisor"). The number of options the Fund can write (sell) is limited by the amount of common stock of energy companies the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options, and provide a partial hedge against a market decline in the underlying security. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or smaller.

Options the Fund writes (sells) will either be exercised, expire worthless or be cancelled pursuant to a closing transaction. If the price of the underlying security exceeds the option's strike price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the Fund's covered call investment strategy depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value; which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Distributions received from the Fund's investments in MLPs generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                          FEBRUARY 29, 2008 (UNAUDITED)

D. RESTRICTED SECURITIES:

The Fund may invest up to 35% of its Managed Assets, which is the average gross asset value of the Fund minus accrued liabilities (excluding the principal of any borrowings), in restricted securities. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. The Fund currently holds the restricted securities at February 29, 2008 shown in the following table. The Fund does not have the right to demand that such securities be registered. Restricted securities are valued at fair value in accordance with procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the 1940 act.

                                                                        CARRYING                               % OF
                                               ACQUISITION             VALUE PER    CARRYING                    NET
SECURITY                                           DATE       SHARES     SHARE        COST          VALUE     ASSETS
--------------------------------------------------------------------------------------------------------------------
BreitBurn Energy Partners, L.P.                  11/01/07    253,352    $19.89     $ 6,613,754   $5,037,930    3.09%
Clearwater Natural Resources, L.P.               08/01/05    465,471      9.00       8,601,560    4,189,239    2.57
Clearwater Natural Resources, L.P. - Rights      08/01/05         17      0.00               0            0    0.00
                                                             -------               -----------   ----------    ----
                                                             718,840               $15,215,314   $9,227,169    5.66%
                                                             =======               ===========   ==========    ====

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of February 29, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $83,581,038 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,600,775.

                               3. OPTION ACTIVITY

Option activity for the quarter ended February 29, 2008 was as follows:

                                                        NUMBER
                                                          OF
WRITTEN OPTIONS                                        CONTRACTS      PREMIUMS
----------------------------------------------         ---------     ----------
Options outstanding at November 30, 2007 .....              --       $       --
Options written ..............................           8,030        1,482,567
Options expired ..............................              --               --
Options exercised ............................             (20)          (7,740)
Options closed ...............................              --               --
                                                         -----       ----------
Options outstanding at February 29, 2008 .....           8,010       $1,474,827
                                                         =====       ==========

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ENERGY INCOME AND GROWTH FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                                APRIL 21, 2008
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                                APRIL 21, 2008
    ----------------------------------------------------------------------------



By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date                                APRIL 21, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.